Schedule of Net Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total Net Revenue	$ 95,893	$ 118,217	$ 468,883	$ 528,624
Dash Boards [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	13,623	14,076	69,258
IT Managed Services [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	25,740	25,741	102,960
Software and Interfaces [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue		8,640	58,599	15,015
Support and Maintenance [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	25,840	22,034	95,355	299,082
vCIO Services [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	14,191	22,500	65,313
Software Licenses Fees [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	15,497	25,127	74,618	204,124
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Net Revenue	$ 1,002	$ 99	$ 2,780	$ 10,403